Capital Leases (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Capital Leases [Abstract]
Capital lease term	60 months	60 months
Monthly payments for lease	$ 757	$ 757
Lease price (in Dollars per share)	$ 1	$ 1
Capital leases current balance	$ 1,169	$ 7,985